Restricted Cash, Deposits and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Restricted Cash Deposits And Marketable Securities [Abstract]
Schedule of Restricted Cash, Deposits and Marketable Securities
	December 31
	2021	2020
	€ in thousands
Marketable securities (1)	1,946	1,761

Short-term deposits	28,410	8,113

Short-term restricted cash	1,000	-

Restricted cash, long-term bank deposits(2)	15,630	9,931

(1)	During 2021, the Company invested in a traded Corporate Bond with a coupon rate of 3.255%.
(2)
Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements (see Note 11).